EMPLOYEE BENEFIT PLANS (Pre-tax Amounts in AOCI Not Yet Recognized as Components of Net Periodic Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (costs) credits	$ (529)	$ (582)
Net actuarial (loss) gain	(19,841)	(23,762)
Total	(20,370)	(24,344)
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (costs) credits	(3,999)	(2,793)
Net actuarial (loss) gain	(391)	(78)
Total	$ (4,390)	$ (2,871)